Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of carrying amounts	€ 17,038	€ 15,337
Ending balance of carrying amounts	22,059	17,038
Cost [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of carrying amounts	20,142	16,133
Ending balance of carrying amounts	27,722	20,142
Carrying amounts
Additions of carrying amounts	7,586	4,009
Disposals of carrying amounts	(6)
Amortization [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of carrying amounts	(3,104)	(797)
Ending balance of carrying amounts	(5,664)	(3,104)
Carrying amounts
Additions of carrying amounts	(2,565)	(2,308)
Disposals of carrying amounts	6
Internally generated assets [Member] | Carrying amounts [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of cost	16,904	15,249
Ending balance of cost	21,852	16,904
Internally generated assets [Member] | Cost [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of cost	19,801	15,896
Ending balance of cost	27,207	19,801
Carrying amounts
Additions of cost	7,406	3,904
Disposals of cost
Internally generated assets [Member] | Amortization [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of cost	(2,897)	(647)
Ending balance of cost	(5,355)	(2,897)
Carrying amounts
Additions of cost	(2,458)	(2,250)
Software [Member] | Carrying amounts [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of amortization	134	88
Ending balance of amortization	207	134
Software [Member] | Cost [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of amortization	342	237
Ending balance of amortization	516	342
Carrying amounts
Additions of amortization	180	105
Disposals of amortization	(6)
Software [Member] | Amortization [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of intangible assets [Line Items]
Beginning balance of amortization	(208)	(150)
Ending balance of amortization	(309)	(208)
Carrying amounts
Additions of amortization	(107)	€ (58)
Disposals of amortization	€ 6